Guarantee liabilities	12 Months Ended
Dec. 31, 2022
Guarantee liabilities
Guarantee liabilities

12. Guarantee liabilities

The movement of guarantee liabilities during the years ended December 31, 2020, 2021 and 2022 are as follows:

RMB

	As of		Provision at				As of
	January 1,	Adoption of	the inception		Released on	Contingent	December 31,
	2020	ASU 2016-13	of new loans	Net payout(1)	expiration	liability	2020
Xiaoying Credit Loan	9,886,957	168,385	—	9,192,069	(14,162,703)	55,034	5,139,742
Xiaoying Housing Loan	129,996	2,214	—	42,660	(174,870)	—	—
Internet Channel	7,458,350	127,023	—	(3,761,403)	—	825,914	4,649,884
Total	17,475,303	297,622	—	5,473,326	(14,337,573)	880,948	9,789,626

RMB

					Reversal of
	As of	Provision at			provision for	As of
	January 1,	the inception		Released on	contingent	December 31,
	2021	of new loans	Net payout(1)	expiration	liability	2021
Xiaoying Credit Loan	5,139,742	—	7,821,975	(12,961,717)	—	—
Internet Channel	4,649,884	—	(4,625,600)	—	(24,284)	—
Total	9,789,626	—	3,196,375	(12,961,717)	(24,284)	—

RMB

					Reversal of
	As of	Provision at			provision for	As of
	January 1,	the inception		Released on	contingent	December 31,
	2022	of new loans	Net payout(1)	expiration	liability	2022
Xiaoying Credit Loan	—	—	2,011,850	(2,011,850)	—	—
Internet Channel	—	—	14,000,000	—	(14,000,000)	—
Total	—	—	16,011,850	(2,011,850)	(14,000,000)	—

USD

					Reversal of
	As of	Provision at			provision for	As of
	January 1,	the inception		Released on	contingent	December 31,
	2022	of new loans	Net payout (1)	expiration	liability	2022
Xiaoying Credit Loan	—	—	291,691	(291,691)	—	—
Internet Channel	—	—	2,029,809	—	(2,029,809)	—
Total	—	—	2,321,500	(291,691)	(2,029,809)	—
(1)Net payouts represent the amount paid to investors upon borrowers’ default net of the amount subsequently collected from the borrower if they paid back the loan.

The maximum potential undiscounted future payment was nil and nil as of December 31, 2021 and 2022.